Investments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments
Cost or Amortized Cost	120,258
Fair Value	135,394
States, municipalities and political subdivisions | Pre-refunded bonds
Investments
Fair Value	13,075	10,846
Credit concentration | Corporate fixed maturity and equity securities | Investment rated as investment grade | Energy sector
Investments
Concentration percentage	97.00%	93.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Energy sector
Investments
Cost or Amortized Cost	7,852	9,137
Gross Unrealized Gains	968	828
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | United Kingdom
Investments
Concentration percentage	6.00%	6.00%
Investment portfolio | Credit concentration | Corporate fixed maturity and equity securities | Other individual European countries | Maximum
Investments
Concentration percentage	2.00%	2.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Individual U. S. states | Maximum
Investments
Concentration percentage	4.00%	3.00%
Investment portfolio | Credit concentration | States, municipalities and political subdivisions | Municipal revenue bonds
Investments
Concentration percentage	55.00%	54.00%